UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 29, 2008

*This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant other than the MFS Floating Rate High Income Fund have a fiscal year end of July 31. The MFS Floating Rate High Income Fund has a fiscal year end of August 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Aggressive Growth Allocation Fund

2/29/08
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Core Growth Fund - Class I	12,185,002	$241,141,182
MFS International New Discovery Fund - Class I	5,358,879	124,861,886
MFS Mid Cap Growth Fund - Class I (a)	18,876,953	179,708,593
MFS Mid Cap Value Fund - Class I	14,649,842	179,314,068
MFS New Discovery Fund - Class I	3,343,805	59,519,728
MFS Research Fund - Class I	4,826,223	120,124,701
MFS Research International Fund - Class I	6,738,470	123,381,390
MFS Value Fund - Class I	7,314,192	178,539,417

Total Investments		$1,206,590,965

Other Assets, Less Liabilities – 0.1%		661,515

Net Assets – 100.0%		$1,207,252,480

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 2/29/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,072,355,383

Gross unrealized appreciation	$143,446,321
Gross unrealized depreciation	(9,210,739)

Net unrealized appreciation (depreciation)	$134,235,582

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended February 29, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund - Class I	—	13,629,110	(i)	(1,444,108)	12,185,002
MFS International New Discovery Fund - Class I	4,331,616	1,355,618		(328,355)	5,358,879
MFS Mid Cap Growth Fund - Class I	18,845,198	1,134,092		(1,102,337)	18,876,953
MFS Mid Cap Value Fund - Class I	12,502,265	2,780,514		(632,937)	14,649,842
MFS New Discovery Fund - Class I	3,095,578	419,427		(171,200)	3,343,805
MFS Research Fund - Class I	5,061,318	149,333		(384,428)	4,826,223
MFS Research International Fund - Class I	6,285,623	1,130,233		(677,386)	6,738,470
MFS Strategic Growth Fund - Class I	11,916,218	21,899		(11,938,117)	—
MFS Value Fund - Class I	6,898,465	944,768		(529,041)	7,314,192

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund - Class I	$2,478,560	$9,716,216		$—	$241,141,182
MFS International New Discovery Fund - Class I	235,778	22,575,593		1,558,385	124,861,886
MFS Mid Cap Growth Fund - Class I	(150,046)	—		—	179,708,593
MFS Mid Cap Value Fund - Class I	(1,661,161)	16,744,490		2,303,220	179,314,068
MFS New Discovery Fund - Class I	(162,055)	2,101,704		—	59,519,728
MFS Research Fund - Class I	846,118	—		1,250,566	120,124,701
MFS Research International Fund - Class I	1,178,779	11,979,868		2,122,670	123,381,390
MFS Strategic Growth Fund - Class I	50,337	—		—	—
MFS Value Fund - Class I	(447,527)	13,655,106		2,428,339	178,539,417

	$2,368,783	$76,772,977		$9,663,180	$1,206,590,965

(i)	The acquisition shares include shares received in the merger of MFS Strategic Growth Fund into MFS Core Growth Fund on June 22, 2007.

2

MFS® Conservative Allocation Fund

2/29/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Core Growth Fund - Class I	1,869,032	$36,988,153
MFS Government Securities Fund - Class I	7,764,266	75,934,524
MFS Limited Maturity Fund - Class I	23,697,679	150,480,260
MFS Money Market Fund	74,907,481	74,907,481
MFS Research Bond Fund - Class I	15,376,283	151,148,858
MFS Research Fund - Class I	4,436,565	110,426,102
MFS Research International Fund - Class I	2,060,642	37,730,355
MFS Value Fund - Class I	4,522,236	110,387,773

Total Investments		$748,003,506

Other Assets, Less Liabilities – 0.1%		386,762

Net Assets – 100.0%		$748,390,268

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 2/29/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$694,688,355

Gross unrealized appreciation	$64,257,238
Gross unrealized depreciation	(10,942,087)

Net unrealized appreciation (depreciation)	$53,315,151

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended February 29, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund - Class I	—	2,083,472	(i)	(214,440)	1,869,032
MFS Government Securities Fund - Class I	7,856,192	782,572		(874,498)	7,764,266
MFS Intermediate Investment Grade Bond Fund - Class I	11,279,554	136,138		(11,415,692)	—
MFS Limited Maturity Fund - Class I	23,168,217	2,265,314		(1,735,852)	23,697,679
MFS Money Market Fund	74,076,643	6,848,832		(6,017,994)	74,907,481
MFS Research Bond Fund - Class I	3,701,703	12,907,807	(i)	(1,233,227)	15,376,283
MFS Research Fund - Class I	4,212,322	700,226		(475,983)	4,436,565
MFS Research International Fund - Class I	1,740,590	618,088		(298,036)	2,060,642
MFS Strategic Growth Fund - Class I	1,651,039	916		(1,651,955)	—
MFS Value Fund - Class I	3,837,553	1,017,566		(332,883)	4,522,236

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund - Class I	$952,608	$1,368,751		$1,368,751	$36,988,153
MFS Government Securities Fund - Class I	(392,446)	—		2,750,750	75,934,524
MFS Intermediate Investment Grade Bond Fund - Class I	—	—		465,318	—
MFS Limited Maturity Fund - Class I	(906,701)	—		5,912,102	150,480,260
MFS Money Market Fund	—	—		2,649,852	74,907,481
MFS Research Bond Fund - Class I	(931,788)	—		5,739,871	151,148,858
MFS Research Fund - Class I	2,932,270	—		1,049,843	110,426,102
MFS Research International Fund - Class I	1,009,506	3,338,588		3,930,141	37,730,355
MFS Strategic Growth Fund - Class I	38,711	—		—	—
MFS Value Fund - Class I	956,498	7,643,911		9,001,405	110,387,773

	$3,658,658	$12,351,250		$32,868,033	$748,003,506

(i)	The acquisition shares include shares received in the merger of MFS Strategic Growth Fund into MFS Core Growth Fund and the merger of MFS Intermediate Investment Grade Bond Fund into MFS Research Bond Fund on June 22, 2007.

2

MFS® Emerging Markets Equity Fund

2/29/08
Quarterly portfolio holdings

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Airlines – 1.0%
Copa Holdings S.A. (l)	99,310	$3,586,084
Macquarie Group Ltd.	467,790	3,396,801

		$6,982,885

Alcoholic Beverages – 0.5%
Grupo Modelo S.A. de C.V., “C”	678,300	$3,075,653

Automotive – 1.1%
PT Astra International Tbk.	1,349,500	$4,053,582
Tofas Turk Otomobil Fabrikasi AS	780,911	3,611,820

		$7,665,402

Broadcasting – 0.7%
Grupo Televisa S.A., ADR (l)	202,470	$4,454,340

Business Services – 3.0%
Delek Automotive Systems Ltd.	238,936	$3,489,889
Infosys Technologies Ltd., ADR (l)	173,560	6,754,955
LPS Brasil - Consultoria de Imoveis S.A. (a)	224,354	4,179,891
Satyam Computer Services Ltd.	254,100	2,713,789
Sime Darby Berhad (a)	921,300	3,304,551

		$20,443,075

Chemicals – 2.3%
Formosa Chemicals & Fibre Corp.	1,057,000	$2,599,018
Israel Chemicals Ltd.	658,110	9,082,723
Makhteshim-Agan Industries Ltd. (a)	430,850	3,602,151

		$15,283,892

Computer Software - Systems – 0.5%
High Tech Computer Corp.	164,640	$3,424,013

Conglomerates – 0.5%
CITIC Pacific Ltd.	638,000	$3,459,305

Construction – 2.6%
Corporacion Moctezuma S.A. de C.V.	1,514,000	$3,535,708
Desarrolladora Homex S.A. de C.V., ADR (a)(l)	60,850	3,622,401
SARE Holding S.A. de C.V., “B” (a)	3,800,600	5,305,548
Siam Cement Public Co. Ltd.	746,800	5,042,620

		$17,506,277

Consumer Goods & Services – 0.6%
Natura Cosmeticos S.A.	383,670	$3,914,421

Electrical Equipment – 0.4%
Bharat Heavy Electricals Ltd.	50,750	$2,876,666

Electronics – 3.0%
MediaTek, Inc.	357,000	$4,069,583
Taiwan Semiconductor Manufacturing Co. Ltd.	8,272,000	16,171,896

		$20,241,479

Energy - Independent – 4.0%
CNOOC Ltd.	5,921,000	$9,865,926
Oil & Natural Gas Corp. Ltd.	95,787	2,374,174
Reliance Industries Ltd.	235,687	14,424,234

		$26,664,334

Energy - Integrated – 15.8%
OAO Gazprom, ADR	967,620	$48,901,702
Petroleo Brasileiro S.A., ADR	388,580	45,595,977

1

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – continued
Sasol Ltd.	232,720	$11,969,172

		$106,466,851

Engineering - Construction – 1.3%
Murray & Roberts Holdings Ltd.	413,646	$5,159,164
Orascom Construction Industries	30,294	3,668,412

		$8,827,576

Food & Beverages – 1.4%
Coca-Cola Hellenic Bottling Co. S.A.	84,110	$3,702,341
Grupo Continental S.A.	1,410,330	3,484,556
Tiger Brands Ltd.	106,730	1,905,156

		$9,092,053

Forest & Paper Products – 0.7%
Aracruz Celulose S.A., ADR (l)	68,610	$4,970,108

Gaming & Lodging – 0.5%
Resorts World Berhad	3,039,900	$3,520,980

General Merchandise – 1.4%
Lotte Shopping Co. Ltd.	7,470	$2,534,387
Massmart Holdings Ltd.	272,400	2,494,984
Wal-Mart de Mexico S.A.B. de C.V.	1,276,000	4,638,440

		$9,667,811

Insurance – 3.0%
Cathay Financial Holding Co. Ltd.	1,920,708	$4,890,049
China Life Insurance	2,737,000	10,666,274
Sanlam Ltd.	1,864,760	4,452,711

		$20,009,034

Internet – 0.8%
NHN Corp. (a)	12,156	$2,700,890
Universo Online S.A., IPS (a)	553,300	2,781,635

		$5,482,525

Machinery & Tools – 0.6%
Larsen & Toubro Infotech Ltd.	47,395	$4,122,051

Major Banks – 4.2%
Banco Santander Chile, ADR	64,580	$3,342,661
Bank of China Ltd.	9,362,000	3,917,558
Industrial & Commercial Bank of China, “H”	11,723,000	8,116,619
Nedbank Group Ltd.	135,074	2,003,702
Standard Bank Group Ltd.	423,081	5,322,481
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	43,190	5,857,428

		$28,560,449

Metals & Mining – 11.4%
China Steel Corp.	2,639,000	$3,947,250
Companhia Vale do Rio Doce, ADR	1,066,180	37,145,711
Grupo Mexico S.A.B. de C.V., “B”	1,240,800	8,669,907
KGHM Polska Miedz S.A.	73,200	3,433,985
Mining & Metallurgical Co. Norilsk Nickel, ADR	311,300	9,089,519
Southern Copper Corp.	40,260	4,594,069
Steel Authority of India Ltd.	912,749	5,693,417
Usinas Siderurgicas de Minas Gerais S.A., IPS	73,150	4,239,953

		$76,813,811

2

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.6%
Tenaris S.A., ADR (l)	85,520	$3,801,364

Other Banks & Diversified Financials – 10.5%
ABSA Group Ltd.	280,762	$3,989,286
African Bank Investments Ltd.	1,177,260	4,647,933
Akbank T.A.S.	522,230	2,794,714
AMMB Holdings Berhad	2,522,475	2,901,487
Asya Katilim Bankasi A.S. (a)	303,738	2,833,293
Banco de Oro Universal Bank	2,532,800	3,268,878
Banco Macro S.A., ADR (l)	111,480	2,554,007
Bank Rakyat Indonesia	3,565,500	2,771,833
Bumiputra-Commerce Holdings Berhad	787,300	2,558,337
China Construction Bank	9,979,000	7,553,976
CSU Cardsystem S.A. (a)	934,230	2,773,819
FirstRand Ltd.	1,761,350	4,179,082
Grupo Financiero Banorte S.A. de C.V.	776,300	3,114,812
OTP Bank Ltd., GDR	42,620	3,471,501
PT Bank Central Asia Tbk.	7,329,000	2,834,817
Redecard S.A.	231,200	3,555,345
Sberbank	3,146,790	10,448,790
Turkiye Garanti Bankasi A.S.	701,480	4,182,783

		$70,434,693

Personal Computers & Peripherals – 0.5%
Innolux Display Corp.	1,256,380	$3,480,636

Precious Metals & Minerals – 1.1%
Impala Platinum Holdings Ltd.	181,870	$7,574,663

Real Estate – 0.7%
CapitaLand Ltd.	692,000	$3,049,844
Hopson Development Holdings Ltd.	966,000	1,620,067

		$4,669,911

Specialty Chemicals – 1.6%
Formosa Plastics Corp.	1,176,000	$3,188,055
IOI Corp. Berhad	1,349,000	3,362,031
LG Chemical Ltd.	49,410	4,126,268

		$10,676,354

Telecommunications - Wireless – 13.4%
America Movil S.A.B. de C.V., “L”, ADR	375,120	$22,679,755
China Mobile Ltd.	1,351,000	20,311,699
Egyptian Co. for Mobil Services (MobiNil)	95,340	4,033,605
Mobile TeleSystems OJSC, ADR	99,470	8,162,508
MTN Group Ltd.	577,010	9,078,232
Orascom Telecom Holding S.A.E.	396,913	5,977,509
Philippine Long Distance Telephone Co.	94,120	6,745,286
Turkcell Iletisim Hizmetleri A.S., ADR	142,750	3,601,583
Vimpel-Communications, ADR	276,200	9,592,426

		$90,182,603

Telephone Services – 2.6%
AS Eesti Telekom, GDR	17,627	$606,064
Chunghwa Telecom Co. Ltd.	2,093,727	5,179,694
PT Telekomunikasi Indonesia Tbk.	5,013,500	5,324,668
Sistema JSFC, GDR	95,620	3,442,320

3

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Telecom Argentina S.A., ADR (a)(l)			138,930	$3,141,207

				$17,693,953

Tobacco – 1.3%
ITC Ltd.			698,420	$3,492,767
KT&G Corp.			35,293	2,915,686
PT Hanjaya Mandala Sampoerna Tbk.			1,640,500	2,495,996

				$8,904,449

Utilities - Electric Power – 4.2%
CEZ AS			117,930	$8,792,039
Eletropaulo Metropolitana S.A., IPS			77,980,000	6,365,234
Manila Water Co., Inc.			19,514,000	8,839,265
Tenaga Nasional Berhad			1,542,000	4,320,153

				$28,316,691

Total Common Stocks				$659,260,308

	Strike Price	First Exercise
Warrants – 0.4%
Merrill Lynch International & Co. (Emaar Properties - Zero Strike Warrant)(1 share for 1 warrant) (a)(n)	$0	1/12/10	905,107	$3,052,926

Issuer			Shares/Par	Value ($)
Collateral for Securities Loaned – 3.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			20,927,398	$20,927,398
Short-Term Obligations – 0.8%
General Electric Capital Corp., 3.13%, due 3/03/08 (y)			$5,411,000	$5,410,059

Total Investments (k)				$688,650,691

Other Assets, Less Liabilities – (2.1)%				(14,248,594)

Net Assets – 100.0%				$674,402,097

(a)	Non-income producing security.

(k)	As of February 29, 2008, the fund had 68 securities that were fair valued, aggregating $344,752,606 and 50.06% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,052,926, representing 0.5% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 2/29/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$526,173,017

Gross unrealized appreciation	$190,617,762
Gross unrealized depreciation	(28,140,088)

Net unrealized appreciation (depreciation)	$162,477,674

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At February 29, 2008, the value of securities loaned was $25,051,444. These loans were collateralized by cash of $20,927,398 and U.S. Treasury obligations of $4,717,125.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 29, 2008, are as follows:

Brazil	18.0%
Russia	13.3%
China	9.7%
South Africa	9.3%
Mexico	9.3%
Taiwan	7.0%
India	6.3%
Malaysia	3.0%
Philippines	2.8%
Other Countries	21.3%

5

MFS® Growth Allocation Fund

2/29/08
Quarterly portfolio holdings

MFS Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	19,313,759	$382,219,290
MFS Government Securities Fund - Class I	13,479,260	131,827,162
MFS High Income Fund - Class I	37,010,963	129,168,260
MFS International New Discovery Fund - Class I	5,525,199	128,737,132
MFS Mid Cap Growth Fund - Class I (a)	26,467,461	251,970,230
MFS Mid Cap Value Fund - Class I	20,628,801	252,496,527
MFS Research Bond Fund - Class I	26,603,210	261,509,551
MFS Research Fund - Class I	10,181,154	253,408,934
MFS Research International Fund - Class I	20,804,543	380,931,190
MFS Value Fund - Class I	15,520,407	378,853,132

Total Investments		$2,551,121,408

Other Assets, Less Liabilities – 0.0%		1,118,414

Net Assets – 100.0%		$2,552,239,822

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 2/29/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,293,392,937

Gross unrealized appreciation	$290,275,091
Gross unrealized depreciation	(32,546,620)

Net unrealized appreciation (depreciation)	$257,728,471

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended February 29, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund - Class I	—	20,779,200	(i)	(1,465,441)	19,313,759
MFS Government Securities Fund - Class I	14,715,717	975,114		(2,211,571)	13,479,260
MFS High Income Fund - Class I	35,070,793	3,861,841		(1,921,671)	37,010,963
MFS International New Discovery Fund - Class I	4,522,865	1,183,119		(180,785)	5,525,199
MFS Mid Cap Growth Fund - Class I	26,319,288	711,549		(563,376)	26,467,461
MFS Mid Cap Value Fund - Class I	17,404,447	3,467,011		(242,657)	20,628,801
MFS Research Bond Fund - Class I	27,726,235	2,084,636		(3,207,661)	26,603,210
MFS Research Fund - Class I	10,551,010	160,656		(530,512)	10,181,154
MFS Research International Fund - Class I	19,664,222	2,524,323		(1,384,002)	20,804,543
MFS Strategic Growth Fund - Class I	18,597,383	—		(18,597,383)	—
MFS Value Fund - Class I	14,406,401	1,414,150		(300,144)	15,520,407

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund - Class I	$4,077,835	$14,983,764		$—	$382,219,290
MFS Government Securities Fund - Class I	(529,540)	—		5,056,848	131,827,162
MFS High Income Fund - Class I	(773,365)	—		8,843,176	129,168,260
MFS International New Discovery Fund - Class I	489,979	23,225,947		1,603,279	128,737,132
MFS Mid Cap Growth Fund - Class I	306,532	—		—	251,970,230
MFS Mid Cap Value Fund - Class I	(409,911)	22,749,916		3,129,271	252,496,527
MFS Research Bond Fund - Class I	(2,249,616)	—		11,159,372	261,509,551
MFS Research Fund - Class I	2,085,627	—		2,574,206	253,408,934
MFS Research International Fund - Class I	3,915,689	36,961,652		6,549,104	380,931,190
MFS Strategic Growth Fund - Class I	50,558	—		—	—
MFS Value Fund - Class I	439,348	28,081,377		5,016,890	378,853,132

	$7,403,136	$126,002,656		$43,932,146	$2,551,121,408

(i)	The acquisition shares include shares received in the merger of MFS Strategic Growth Fund into MFS Core Growth Fund on June 22, 2007.

2

MFS® International Diversification Fund

2/29/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International Diversification Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Emerging Markets Equity Fund - Class I	2,959,963	$127,308,006
MFS International Growth Fund - Class I	23,224,940	633,344,115
MFS International New Discovery Fund - Class I	10,952,254	255,187,529
MFS International Value Fund - Class I	21,528,523	633,153,859
MFS Research International Fund - Class I	48,077,362	880,296,502

Total Mutual Funds		$2,529,290,011

Short-Term Obligations – 0.0%
General Electric Capital Corp., 3.13%, due 3/03/08 (y)	$1,056,000	$1,055,816

Total Investments		$2,530,345,827

Other Assets, Less Liabilities – 0.1%		1,381,977

Net Assets – 100.0%		$2,531,727,804

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS International Diversification Fund

Supplemental Information (Unaudited) 2/29/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,532,333,565

Gross unrealized appreciation	$63,351,283
Gross unrealized depreciation	(65,339,021)

Net unrealized appreciation (depreciation)	$(1,987,738)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended February 29, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund - Class I	2,880,056	487,455	(407,548)	2,959,963
MFS International Growth Fund - Class I	19,846,933	4,005,282	(627,275)	23,224,940
MFS International New Discovery Fund - Class I	7,707,570	3,560,046	(315,362)	10,952,254
MFS International Value Fund - Class I	17,828,254	4,867,451	(1,167,182)	21,528,523
MFS Research International Fund - Class I	39,072,143	10,223,693	(1,218,474)	48,077,362

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund - Class I	$3,419,404	$14,799,893	$1,441,196	$127,308,006
MFS International Growth Fund - Class I	347,613	47,775,474	6,674,160	633,344,115
MFS International New Discovery Fund - Class I	(1,496,265)	46,167,039	3,186,894	255,187,529
MFS International Value Fund - Class I	(2,801,291)	43,054,465	9,718,462	633,153,859
MFS Research International Fund - Class I	(1,352,949)	84,455,160	14,964,307	880,296,502

	$(1,883,488)	$236,252,031	$35,985,019	$2,529,290,011

2

MFS® International Growth Fund

2/29/08
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Alcoholic Beverages – 1.0%
Pernod Ricard S.A. (l)	110,202	$11,735,988

Apparel Manufacturers – 4.4%
Adidas AG	112,810	$7,082,405
Billabong International Ltd. (l)	577,247	6,706,435
Li & Fung Ltd.	3,351,200	12,026,834
LVMH Moet Hennessy Louis Vuitton S.A.	257,770	26,543,375

		$52,359,049

Automotive – 1.5%
Continental AG	71,105	$6,936,791
Toyota Industries Corp.	298,200	11,309,430

		$18,246,221

Biotechnology – 0.8%
Actelion Ltd. (a)(l)	183,569	$9,577,351

Broadcasting – 3.8%
Grupo Televisa S.A., ADR	554,230	$12,193,060
Societe Television Francaise 1 (l)	314,132	7,445,307
WPP Group PLC	2,145,820	25,223,987

		$44,862,354

Brokerage & Asset Managers – 3.7%
Daiwa Securities Group, Inc.	1,400,000	$12,943,203
ICAP PLC	549,870	6,840,520
IG Group Holdings PLC	927,650	6,401,829
Julius Baer Holding Ltd.	244,538	18,078,362

		$44,263,914

Business Services – 2.6%
Capita Group PLC	431,330	$5,586,828
Infosys Technologies Ltd., ADR (l)	214,370	8,343,280
Intertek Group PLC	462,930	8,200,061
Satyam Computer Services Ltd.	823,180	8,791,564

		$30,921,733

Chemicals – 1.4%
Makhteshim-Agan Industries Ltd. (a)	1,077,750	$9,010,603
Wacker Chemie AG (l)	33,740	7,209,265

		$16,219,868

Computer Software – 1.2%
SAP AG	193,710	$9,230,122
Trend Micro, Inc.	161,500	5,541,388

		$14,771,510

Computer Software - Systems – 0.7%
Fujitsu Ltd.	1,116,000	$7,937,693

Conglomerates – 1.5%
Siemens AG	91,050	$11,629,992
Smiths Group PLC	336,781	6,608,418

		$18,238,410

Consumer Goods & Services – 6.8%
AmorePacific Corp.	6,930	$4,310,514
Hengan International Group Co. Ltd.	1,486,000	5,843,590
Kao Corp.	292,000	8,997,572
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,593,930	10,713,024

1

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Kose Corp. (l)	222,100	$5,072,422
L’Oreal S.A.	75,780	8,985,527
Reckitt Benckiser Group PLC	475,180	25,724,644
Uni-Charm Corp.	153,400	11,206,245

		$80,853,538

Electrical Equipment – 1.9%
Keyence Corp.	36,800	$8,541,003
Schneider Electric S.A. (l)	119,780	13,631,722

		$22,172,725

Electronics – 8.6%
ARM Holdings PLC	2,226,610	$3,972,038
Canon, Inc.	225,100	10,067,932
Hirose Electric Co. Ltd. (l)	134,000	14,205,308
Hoya Corp.	221,600	5,630,171
Konica Minolta Holdings, Inc.	446,000	6,325,265
Royal Philips Electronics N.V.	377,200	14,751,554
Samsung Electronics Co. Ltd.	23,241	13,643,941
SUMCO Corp.	385,500	8,498,444
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,330,143	12,955,593
USHIO, Inc.	358,800	7,457,446
Venture Corp. Ltd.	695,100	5,001,019

		$102,508,711

Energy - Independent – 2.2%
INPEX Holdings, Inc.	2,328	$25,997,254

Energy - Integrated – 4.6%
OAO Gazprom, ADR	299,050	$15,113,427
Petroleo Brasileiro S.A., ADR	138,480	16,249,243
TOTAL S.A.	309,480	23,385,465

		$54,748,135

Food & Beverages – 3.9%
Groupe Danone	102,650	$8,073,166
Nestle S.A.	81,754	39,021,175

		$47,094,341

Food & Drug Stores – 1.6%
Dairy Farm International Holdings Ltd.	1,808,100	$8,271,551
Tesco PLC	1,419,309	11,200,858

		$19,472,409

General Merchandise – 0.5%
Massmart Holdings Ltd.	689,600	$6,316,230

Machinery & Tools – 1.7%
Bucyrus International, Inc., “A” (l)	107,500	$10,737,100
GEA Group AG (a)	279,080	9,122,801

		$19,859,901

Major Banks – 6.1%
Erste Bank der Oesterreichischen Sparkassen AG (l)	260,620	$15,065,004
HSBC Holdings PLC	788,241	11,926,107
Raiffeisen International Bank Holding AG (l)	68,235	8,706,727
Standard Chartered PLC	466,200	15,334,669
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	65,510	8,884,466

2

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UniCredito Italiano S.p.A.	1,785,680	$13,105,063

		$73,022,036

Medical Equipment – 1.2%
Synthes, Inc.	106,770	$14,939,490

Metals & Mining – 6.5%
Anglo American PLC	279,851	$17,749,737
BHP Billiton PLC	1,263,840	40,766,700
Companhia Vale do Rio Doce, ADR	551,640	19,219,138

		$77,735,575

Network & Telecom – 2.5%
NICE Systems Ltd., ADR (a)(l)	208,000	$6,714,240
Nokia Oyj	348,530	12,545,018
Research in Motion Ltd. (a)	106,090	11,012,142

		$30,271,400

Oil Services – 0.8%
Acergy S.A. (l)	443,700	$9,517,181

Other Banks & Diversified Financials – 5.8%
ABSA Group Ltd.	752,710	$10,695,093
Aeon Credit Service Co. Ltd.	670,600	9,731,936
Akbank T.A.S.	1,155,146	6,181,763
Bank of Cyprus Public Co. Ltd.	349,970	4,216,844
Housing Development Finance Corp. Ltd.	378,801	26,186,929
UBS AG	357,600	11,693,365

		$68,705,930

Pharmaceuticals – 8.7%
Astellas Pharma, Inc.	269,000	$11,790,465
Bayer AG (l)	158,360	12,066,547
Hisamitsu Pharmaceutical Co., Inc.	224,100	7,180,634
Novartis AG (l)	377,330	18,520,607
Novo Nordisk A/S, “B”	247,675	16,968,592
Roche Holding AG (l)	191,440	37,546,750

		$104,073,595

Specialty Chemicals – 3.5%
L’Air Liquide S.A.	102,215	$14,511,856
Linde AG	108,840	14,438,392
Symrise AG	469,829	12,637,068

		$41,587,316

Specialty Stores – 1.0%
Industria de Diseno Textil S.A. (Inditex) (l)	186,130	$9,561,612
KappAhl Holding AB (l)	269,890	2,320,219

		$11,881,831

Telecommunications - Wireless – 3.2%
America Movil S.A.B. de C.V., “L”, ADR	283,310	$17,128,923
Orascom Telecom Holding S.A.E., GDR	176,380	12,851,732
Rogers Communications, Inc., “B”	213,130	8,422,868

		$38,403,523

Telephone Services – 3.8%
Sistema JSFC, GDR	312,550	$11,251,800
Telefonica S.A.	795,470	23,042,399

3

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Telenor A.S.A.	512,930	$10,514,812

		$44,809,011

Utilities - Electric Power – 1.1%
CEZ AS	174,400	$13,002,048

Total Common Stocks		$1,176,106,271

Short-Term Obligations – 1.3%
General Electric Capital Corp., 3.13%, due 3/03/08 (y)	$15,779,000	$15,776,256

Collateral for Securities Loaned – 9.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	111,930,588	$111,930,588

Total Investments (k)		$1,303,813,115

Other Assets, Less Liabilities – (9.3)%		(111,406,294)

Net Assets – 100.0%		$1,192,406,821

(a)	Non-income producing security.

(k)	As of February 29, 2008, the fund had 81 securities that were fair valued, aggregating $994,165,918 and 76.25% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS International Growth Fund

Supplemental Information (Unaudited) 2/29/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,198,872,757

Gross unrealized appreciation	$157,725,993
Gross unrealized depreciation	(52,785,635)

Net unrealized appreciation (depreciation)	$104,940,358

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At February 29, 2008, the value of securities loaned was $107,678,547. These loans were collateralized by cash of $111,930,588 and U.S. Treasury obligations of $448,183.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 29, 2008, are as follows:

United Kingdom	15.5%
Japan	14.9%
Switzerland	12.5%
France	9.6%
Germany	7.6%
Brazil	3.7%
India	3.6%
Mexico	3.4%
Spain	2.7%
Other Countries	26.5%

5

MFS® International Value Fund

2/29/08
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Alcoholic Beverages – 1.4%
Heineken N.V.	269,280	$15,193,955

Apparel Manufacturers – 0.3%
Sanyo Shokai Ltd. (l)	582,900	$3,032,220

Automotive – 1.3%
Bayerische Motoren Werke AG	258,282	$14,148,373

Broadcasting – 3.1%
Fuji Television Network, Inc.	5,174	$7,786,378
Nippon Television Network Corp.	43,040	5,913,943
Vivendi S.A.	301,860	11,927,783
WPP Group PLC	793,589	9,328,592

		$34,956,696

Brokerage & Asset Managers – 0.4%
Van Lanschot N.V. (l)	47,260	$4,868,091

Business Services – 1.8%
Bunzl PLC	572,800	$7,871,830
Intertek Group PLC	190,300	3,370,859
USS Co. Ltd.	151,710	9,279,850

		$20,522,539

Cable TV – 0.5%
Premiere AG (a)(l)	247,456	$5,286,683

Computer Software - Systems – 0.9%
Fujitsu Ltd.	1,441,000	$10,249,297

Construction – 3.5%
CRH PLC	308,390	$11,476,455
Fletcher Building Ltd. (l)	648,212	4,930,675
Geberit AG	62,048	9,110,900
Nexity International	109,519	4,573,118
Sekisui Chemical Co. Ltd.	1,235,000	8,628,406

		$38,719,554

Consumer Goods & Services – 4.6%
Henkel KGaA, IPS (l)	402,871	$17,838,624
Kao Corp.	601,000	18,518,975
Kose Corp.	197,900	4,519,731
Uni-Charm Corp.	146,200	10,680,268

		$51,557,598

Electrical Equipment – 3.7%
Legrand S.A.	538,060	$17,016,020
OMRON Corp.	445,200	9,904,331
Spectris PLC	932,840	14,464,187

		$41,384,538

Electronics – 5.5%
Hirose Electric Co. Ltd. (l)	36,100	$3,826,952
Konica Minolta Holdings, Inc.	666,000	9,445,351
Ricoh Co. Ltd.	606,000	9,729,491
Samsung Electronics Co. Ltd.	26,916	15,801,399
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,837,860	17,900,756
Venture Corp. Ltd.	711,500	5,119,011

		$61,822,960

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.3%
INPEX Holdings, Inc.	901	$10,061,652
PTT Public Co. Ltd.	437,640	4,755,294

		$14,816,946

Energy - Integrated – 8.5%
Royal Dutch Shell PLC, “A”	844,250	$30,243,933
Statoil A.S.A.	700,000	21,424,749
TOTAL S.A., ADR	575,754	43,406,094

		$95,074,776

Food & Beverages – 5.0%
Binggrae Co. Ltd.	44,640	$1,609,508
Nestle S.A.	101,749	48,564,787
Nong Shim Co. Ltd.	29,570	6,022,071

		$56,196,366

Food & Drug Stores – 1.1%
Lawson, Inc. (l)	309,400	$11,831,975

Forest & Paper Products – 1.1%
M-real Oyj, “B” (l)	883,350	$2,984,131
UPM-Kymmene Corp.	534,900	9,247,727

		$12,231,858

General Merchandise – 0.3%
Daiei, Inc. (a)(l)	477,400	$3,032,493

Insurance – 3.5%
Aviva PLC	896,300	$10,799,067
Benfield Group PLC	1,196,902	6,344,948
Catlin Group Ltd.	413,294	3,100,131
Euler Hermes	26,015	2,663,686
Hiscox Ltd.	1,026,193	5,600,875
Jardine Lloyd Thompson Group PLC	1,500,057	10,781,989

		$39,290,696

Leisure & Toys – 1.3%
Heiwa Corp. (l)	406,900	$4,090,375
NAMCO BANDAI Holdings, Inc. (l)	336,400	4,178,795
Sankyo Co. Ltd.	125,100	6,679,014

		$14,948,184

Machinery & Tools – 2.1%
Assa Abloy AB, “B”	883,470	$15,772,988
GEA Group AG (a)	225,970	7,386,697

		$23,159,685

Major Banks – 6.6%
Credit Agricole S.A.	872,050	$23,728,249
First Financial Holding Co. Ltd.	8,353,000	7,565,188
Royal Bank of Scotland Group PLC	2,665,264	20,100,326
Svenska Handelsbanken AB, “A”	319,900	8,932,781
UniCredito Italiano S.p.A.	1,871,877	13,737,661

		$74,064,205

Metals & Mining – 0.6%
Nyrstar N.V. (a)	285,271	$7,042,487

Natural Gas - Distribution – 1.2%
Tokyo Gas Co. Ltd. (l)	2,896,000	$12,985,736

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.6%
Fugro N.V.	86,181	$6,500,546

Other Banks & Diversified Financials – 9.9%
Aiful Corp. (l)	181,500	$3,212,479
Bangkok Bank Public Co. Ltd.	1,664,200	6,936,523
Dah Sing Financial Holdings Ltd.	530,000	3,885,797
DNB Holding A.S.A.	882,100	12,898,550
Hachijuni Bank Ltd.	1,001,000	6,574,093
ING Groep N.V.	839,342	27,976,171
Joyo Bank Ltd. (l)	1,016,000	5,081,182
Krungthai Card PLC	1,904,500	1,373,539
Sapporo Hokuyo Holdings, Inc.	704	5,461,354
Shinhan Financial Group Co. Ltd.	236,810	12,767,753
Siam City Bank Public Co. Ltd.	10,050,200	5,460,156
SNS REAAL Groep N.V.	215,760	4,549,159
Takefuji Corp. (l)	236,580	5,948,052
Unione di Banche Italiane ScpA	328,971	7,728,399

		$109,853,207

Pharmaceuticals – 11.7%
Astellas Pharma, Inc.	362,200	$15,875,488
GlaxoSmithKline PLC	1,497,450	32,850,481
Hisamitsu Pharmaceutical Co., Inc. (l)	305,900	9,801,678
Merck KGaA	77,500	9,628,659
Novartis AG (l)	680,520	33,402,178
Roche Holding AG (l)	122,200	23,966,845
Tanabe Seiyaku Co. Ltd.	408,000	4,677,593

		$130,202,922

Printing & Publishing – 0.8%
Reed Elsevier PLC	709,614	$8,907,482

Railroad & Shipping – 0.4%
SMRT Corp. Ltd.	3,794,270	$4,744,979

Real Estate – 0.6%
Deutsche Wohnen AG	192,330	$6,350,461

Specialty Stores – 0.4%
Praktiker Bau-und Heimwerkermaerkte Holding AG	164,746	$4,124,284

Telecommunications - Wireless – 4.4%
KDDI Corp.	2,909	$17,588,846
SmarTone Telecommunications Holdings Ltd.	2,454,000	2,308,837
Vodafone Group PLC	9,222,799	29,616,879

		$49,514,562

Telephone Services – 3.5%
Royal KPN N.V.	1,148,691	$21,705,224
Telefonica S.A.	596,000	17,264,346

		$38,969,570

Trucking – 3.2%
TNT N.V.	513,128	$20,218,323
Yamato Holdings Co. Ltd. (l)	1,069,000	15,635,150

		$35,853,473

Utilities - Electric Power – 1.9%
E.ON AG	112,000	$21,060,243

Total Common Stocks		$1,082,499,640

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Short-Term Obligations – 2.7%
Deutsche Bank Financial LLC, 3.1%, due 3/03/08 (y)	$30,069,000	$30,063,821

Collateral for Securities Loaned – 8.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	94,738,207	$94,738,207

Total Investments		$1,207,301,668

Other Assets, Less Liabilities – (8.2)%		(91,431,819)

Net Assets – 100.0%		$1,115,869,849

(a)	Non-income producing security.

(k)	As of February 29,2008, the fund had 88 securities that were fair valued, aggregating $995,623,854 and 82.47% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS International Value Fund

Supplemental Information (Unaudited) 2/29/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,187,256,131

Gross unrealized appreciation	$102,407,061
Gross unrealized depreciation	(82,361,524)

Net unrealized appreciation (depreciation)	$20,045,537

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At February 29, 2008 the value of securities loaned was $90,374,837. These loans were collateralized by cash of $94,738,207 and U.S. Treasury obligations of $326,233.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 29, 2008 are as follows:

Japan	22.8%
United Kingdom	17.3%
Switzerland	10.3%
France	9.3%
Netherlands	9.1%
Germany	7.7%
South Korea	3.2%
Norway	3.1%
Taiwan	2.3%
Other Countries	14.9%

MFS® Moderate Allocation Fund

2/29/08
Quarterly portfolio holdings

MFS Moderate Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Core Growth Fund - Class I	10,805,871	$213,848,193
MFS Government Securities Fund - Class I	22,939,518	224,348,487
MFS High Income Fund - Class I	31,348,065	109,404,746
MFS Mid Cap Growth Fund - Class I (a)	11,146,558	106,115,228
MFS Mid Cap Value Fund - Class I	8,723,003	106,769,558
MFS Money Market Fund	111,318,584	111,318,584
MFS Research Bond Fund - Class I	45,263,498	444,940,186
MFS Research Fund - Class I	12,832,500	319,400,936
MFS Research International Fund - Class I	11,690,139	214,046,448
MFS Value Fund - Class I	13,075,597	319,175,317

Total Mutual Funds		$2,169,367,683

Repurchase Agreements – 0.0%
Merrill Lynch & Co., 3.2%, dated 2/29/08, due 3/03/08, total to be received $1,000 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$1,000	$1,000

Total Investments		$2,169,368,683

Other Assets, Less Liabilities – 0.1%		1,338,184

Net Assets – 100.0%		$2,170,706,867

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 2/29/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,947,646,357

Gross unrealized appreciation	$250,614,553
Gross unrealized depreciation	(28,892,227)

Net unrealized appreciation (depreciation)	$221,722,326

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended February 29, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund - Class I	—	11,627,474	(i)	(821,603)	10,805,871
MFS Government Securities Fund - Class I	23,992,229	1,774,053		(2,826,764)	22,939,518
MFS High Income Fund - Class I	28,764,474	3,518,745		(935,154)	31,348,065
MFS Intermediate Investment Grade Bond Fund - Class I	22,982,644	151,115		(23,133,759)	—
MFS Mid Cap Growth Fund - Class I	10,922,512	554,681		(330,635)	11,146,558
MFS Mid Cap Value Fund - Class I	7,220,102	1,567,023		(64,122)	8,723,003
MFS Money Market Fund	113,360,723	7,280,291		(9,322,430)	111,318,584
MFS Research Bond Fund - Class I	22,610,641	26,385,480	(i)	(3,732,623)	45,263,498
MFS Research Fund - Class I	13,112,493	447,437		(727,430)	12,832,500
MFS Research International Fund - Class I	10,825,027	1,631,518		(766,406)	11,690,139
MFS Strategic Growth Fund - Class I	10,277,169	—		(10,277,169)	—
MFS Value Fund - Class I	11,940,650	1,410,296		(275,349)	13,075,597

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Core Growth Fund - Class I	$2,914,734	$8,275,023		$8,275,023	$213,848,193
MFS Government Securities Fund - Class I	(941,868)	—		8,362,644	224,348,487
MFS High Income Fund - Class I	(369,529)	—		7,317,590	109,404,746
MFS Intermediate Investment Grade Bond Fund - Class I	—	—		945,722	—
MFS Mid Cap Growth Fund - Class I	372,587	—		—	106,115,228
MFS Mid Cap Value Fund - Class I	(9,644)	9,509,386		10,817,410	106,769,558
MFS Money Market Fund	—	—		4,028,079	111,318,584
MFS Research Bond Fund - Class I	(2,692,182)	—		17,772,470	444,940,186
MFS Research Fund - Class I	3,647,016	—		3,198,040	319,400,936
MFS Research International Fund - Class I	3,562,181	20,416,888		24,034,484	214,046,448
MFS Strategic Growth Fund - Class I	44,911	—		—	—
MFS Value Fund - Class I	1,097,795	23,277,883		27,428,139	319,175,317

	$7,626,001	$61,479,180		$112,179,601	$2,169,367,683

(i)	The acquisition shares include shares received in the merger of MFS Strategic Growth Fund into MFS Core Growth Fund and the merger of MFS Intermediate Investment Grade Bond Fund into MFS Research Bond Fund on June 22, 2007.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.